Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes was as follows:

(in thousands)	2011	2010	2009
Currently payable:
Federal	$28,480	$11,476	$16,637
State	2,845	1,939	2,711
Foreign	22,713	24,949	21,161
	54,038	38,364	40,509
Deferred (benefit) expense:
Federal	(5,669)	7,320	(2,287)
State	(274)	404	40
Foreign	2,805	961	(1,648)
	(3,138)	8,685	(3,895)
Income taxes	$50,900	$47,049	$36,614

Tax effects of temporary differences - Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2011	2010
Deferred tax assets:
Benefit plans	$15,597	$12,802
Liabilities and reserves	9,482	10,397
Foreign operating loss carryovers	32,397	39,536
Other	16,084	14,782
Gross deferred tax assets	73,560	77,517
Valuation allowance	(34,863)	(39,084)
Deferred tax assets	38,697	38,433
Deferred tax liabilities:
Property, plant and equipment	(18,565)	(24,298)
Other assets	(1,999)	(2,755)
Other	(25,182)	(19,820)
Deferred tax liabilities	(45,746)	(46,873)
Net deferred tax liabilities	$(7,049)	$(8,440)

Effective income tax rate reconciliation
The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2011	2010	2009
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.0	1.1	1.6
Tax credits	(0.2)	(0.3)	(0.3)
Taxes on foreign earnings	(2.5)	(3.7)	(3.6)
Resolution of prior years' tax matters	(0.6)	(1.5)	(2.1)
Valuation allowance adjustments	(0.6)	-	(0.4)
Revaluation of previously held interest	(0.7)	-	-
Other, net	(1.7)	(0.1)	(0.5)
Effective tax rate	29.7%	30.5%	29.7%

Earnings before income taxes	Earnings before income taxes were as follows:
(in thousands)	2011	2010	2009
United States	$70,023	$56,150	$46,467
Foreign	101,361	98,043	76,708
Total	$171,384	$154,193	$123,175

Reconciliation of the change in liability for unrecognized tax benefits
A reconciliation of the change in the liability for unrecognized tax benefits for 2011 and 2010 is as follows:

(in thousands)	2011	2010
Balance at beginning of year	$9,423	$12,213
Increases for tax positions taken in the current year	694	677
Increases for tax positions taken in prior years	365	870
Decreases for tax positions taken in prior years	(147)	(792)
Decreases related to settlements with tax authorities	(206)	(2,276)
Decreases as a result of lapse of the applicable statutes of limitations	(1,077)	(846)
Foreign currency exchange rate changes	(265)	(423)
Balance at the end of year	$8,787	$9,423